Commitments and Contingencies - Additional Information (Detail) - USD ($) $ in Millions	1 Months Ended			12 Months Ended
	Jan. 31, 2014	Dec. 31, 2006	Jun. 30, 2004	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2011
Commitments and Contingencies Disclosure [Line Items]
Operating leases, rent expense, total				$ 37.4	$ 39.7	$ 42.3
Liability for employees under contract, if terminated by the Company without cause				16.7
Unrecorded Unconditional Purchase Obligation				$ 73.5
San Francisco County, California
Commitments and Contingencies Disclosure [Line Items]
Loss Contingency, Trial or Alternative Dispute Resolution			On June 18, 2004, Marvin Weinstat, DDS and Richard Nathan, DDS filed a class action suit in San Francisco County, California alleging that the Company misrepresented that its Cavitron® ultrasonic scalers are suitable for use in oral surgical procedures.
Law suit filling date			June 18, 2004
Name of plaintiff (s)			Marvin Weinstat, DDS and Richard Nathan, DDS
Eastern District of Pennsylvania
Commitments and Contingencies Disclosure [Line Items]
Loss Contingency, Trial or Alternative Dispute Resolution	On January 20, 2014, the Company was served with a qui tam complaint filed by two former and one current employee of the Company under the Federal False Claims Act and equivalent state and city laws. The lawsuit was previously under seal in the U.S. District Court for the Eastern District of Pennsylvania	On December 12, 2006, a Complaint was filed by Carole Hildebrand, DDS and Robert Jaffin, DDS in the Eastern District of Pennsylvania (the Plaintiffs subsequently added Dr. Mitchell Goldman as a named class representative). The case was filed by the same law firm that filed the Weinstat case in California. The Complaint asserts putative class action claims on behalf of dentists located in New Jersey and Pennsylvania.
Law suit filling date	Jan. 20, 2014	December 12, 2006
Name of plaintiff (s)	Former and Current Employees	Carole Hildebrand, DDS and Robert Jaffin, DDS and Dr. Mitchell Goldman